Financial Instruments - Summary of Financial Liabilities Instalments Payable When Contractually Due (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Jan. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	$ 1,548.2	$ 1,622.9
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	1,548.2
Long-term debt (including interest)	3,650.1
Lease liabilities (including interest)	219.7
Derivative financial instruments	41.2
Other financial liabilities	109.3
Total	5,568.5
Less than 1 year [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	1,548.2
Long-term debt (including interest)	200.9
Lease liabilities (including interest)	50.3
Derivative financial instruments	41.2
Other financial liabilities	49.5
Total	1,890.1
1-3 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	435.2
Lease liabilities (including interest)	81.9
Derivative financial instruments	0.0
Other financial liabilities	28.0
Total	545.1
4-5 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	2,235.8
Lease liabilities (including interest)	43.3
Other financial liabilities	2.4
Total	2,281.5
More than 5 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	778.2
Lease liabilities (including interest)	44.2
Other financial liabilities	29.4
Total	$ 851.8